SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial instruments (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 IDR (Rp) item	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Jan. 01, 2019 IDR (Rp)
Disclosure of initial application of standards or interpretations [line items]
Number of stages for recognition of expected credit losses | item	2	2
Period to trigger provision	12 months	12 months
Past due period for significant increased risk	30 days	30 days
Period to measure expected credit losses	12 months	12 months
Past due period for default	90 days	90 days
ASSETS
Other current assets	$ 396		Rp 7,280		Rp 5,502
Property and equipment	11,034		142,912	Rp 129,872	153,174
Right-of-use assets	1,505				20,893	Rp 23,296
Deferred tax assets - net	200		2,477		2,779
Other non-current assets.	554		9,654		7,683
Assets	16,931		205,900		235,057
LIABILITIES
Accrued expenses	919		12,769		12,761
Short-term loans and current maturities of long-term borrowings	1,593		10,339		22,114
Deferred tax liabilities - net	87		1,197		1,204
Long-term loans and other borrowings	3,230		33,743		44,843
Liabilities	8,488		88,894		117,833
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Operation, maintenance and telecommunication service expenses	(2,698)	Rp (37,453)	(43,893)	(36,603)
Depreciation and amortization	(1,960)	(27,204)	(21,442)	(20,477)
Finance costs	(393)	(5,452)	(3,523)	(2,769)
Profit before income tax	2,759	38,299	36,077	42,628
Income tax expense – net	(752)	(10,439)	(9,366)	(9,958)
Profit for the year	2,007	27,860	26,711	32,670
Profit for the year attributable to:
Owners of the parent company	1,374	19,068	17,802	22,120
Non-controlling interests	633	8,792	Rp 8,909	Rp 10,550
CASH FLOWS FROM OPERATING ACTIVITIES
Operating lease payments	386	5,359
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease liabilities	$ 340	4,735
IFRS 16
ASSETS
Other current assets					5,502
Property and equipment					153,174
Right-of-use assets					20,893
Deferred tax assets - net					2,779
Other non-current assets.					7,683
Assets					190,031
LIABILITIES
Accrued expenses					12,761
Short-term loans and current maturities of long-term borrowings					22,114
Deferred tax liabilities - net					1,204
Long-term loans and other borrowings					44,843
Liabilities					80,922
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Operation, maintenance and telecommunication service expenses		(37,453)
Depreciation and amortization		(27,204)
Finance costs		(5,452)
Profit before income tax		(70,109)
Income tax expense – net		(10,439)
Profit for the year		(80,548)
Profit for the year attributable to:
Owners of the parent company		19,068
Non-controlling interests		8,792
Previously stated
ASSETS
Other current assets					8,114
Property and equipment					156,603
Deferred tax assets - net					2,663
Other non-current assets.					9,106
Assets					176,486
LIABILITIES
Accrued expenses					13,723
Short-term loans and current maturities of long-term borrowings					18,215
Deferred tax liabilities - net					1,155
Long-term loans and other borrowings					33,865
Liabilities					66,958
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Operation, maintenance and telecommunication service expenses		(42,246)
Depreciation and amortization		(23,211)
Finance costs		(4,268)
Profit before income tax		(69,725)
Income tax expense – net		(10,506)
Profit for the year		(80,231)
Profit for the year attributable to:
Owners of the parent company		19,285
Non-controlling interests		8,892
Increase (decrease)
ASSETS
Other current assets					(2,612)
Property and equipment					(3,429)
Right-of-use assets					20,893
Deferred tax assets - net					116
Other non-current assets.					(1,423)
Assets					13,545
LIABILITIES
Accrued expenses					(962)
Short-term loans and current maturities of long-term borrowings					3,899
Deferred tax liabilities - net					49
Long-term loans and other borrowings					10,978
Liabilities					Rp 13,964
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Operation, maintenance and telecommunication service expenses		4,793
Depreciation and amortization		(3,993)
Finance costs		(1,184)
Profit before income tax		(384)
Income tax expense – net		67
Profit for the year		(317)
Profit for the year attributable to:
Owners of the parent company		(217)
Non-controlling interests		(100)
CASH FLOWS FROM OPERATING ACTIVITIES
Operating lease payments		5,359
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease liabilities		Rp 4,735